UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

466 Lexington Avenue, New York, New York			10017-3140
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Money Market Fund, Inc. 466 Lexington Avenue New York, New York 10017-3140
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUNDS

Semiannual Report

June 30, 2006
(unaudited)

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

■  PRIME PORTFOLIO
■  GOVERNMENT PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Portfolios are advised by Credit Suisse Asset Management, LLC.

The views of the Portfolios' management are as of the date of the letters and Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolios' shares are not bank deposits, obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

August 2, 2006

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio, the annualized current yields for the seven day period ended June 30, 2006 were 5.15%, 5.05% and 4.90% for the Portfolio's Class A, Class B and Class C Shares, respectively.1 The Portfolio's average weighted maturity as of June 30, 2006 was 28 days, compared with 40 days on December 31, 2005.

Market Overview: Rates continue to rise

The period was modestly negative for the bond market overall, but positive for shorter-maturity fixed-income securities in terms of total return and beneficial to money market instruments as yields rose. As in 2005, the market continued to be affected by the Federal Reserve's campaign to raise interest rates in small but steady increments. The federal funds rate rose to 5.25% by the end of June 2006, up from 4.25% at the start of 2006 and 1.00% in June 2004.

The economy continued its growth trajectory despite the increase in interest rates, along with persistently high energy costs. First quarter 2006 Gross Domestic Product rose at its highest quarterly rate in more than two years. Inflation, though, began to trend beyond the upper range of the Federal Reserve's informal 1% to 2% "comfort zone," as measured by personal consumption expenditures. Bonds (and stocks) nonetheless ended the period on a positive note, after the Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near.

Outlook: Still cautious on rates, but seeing opportunities

Going forward, we expect to maintain a generally conservative approach with regard to interest rates, keeping the Portfolio's average maturity short relative to the market. This reflects our view that the Federal Reserve may continue to raise rates in its efforts to contain inflation, with the federal funds rate rising to perhaps 5.75% by the end of 2006 and possibly higher in 2007. We continue to monitor monetary and inflation trends closely, and will tactically adjust the Portfolio with the goal of erring on the side of caution. With regard to security selection, we seek to purchase short dated money market and floating rate securities when we believe they represent value, in areas that overall have become fairly priced. We believe that AAA rated asset-backed commercial paper (floating rate) is particularly attractive at present.

Credit Suisse Asset Management, LLC

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Average Annual Returns as of June 30, 2006[1]
	1 Year	Since Inception	Inception Date
Class A	4.25%	2.09%	11/28/01
Class B	4.15%	1.99%	11/28/01
Class C	3.99%	1.83%	11/28/01
7-Day Annualized Current Yields as of June 30, 2006[1]
Class A	5.15%
Class B	5.05%
Class C	4.90%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 1/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/06	$1,023.60	$1,023.10	$1,022.30
Expenses Paid per $1,000*	$0.50	$1.00	$1.75
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/06	$1,024.30	$1,023.80	$1,023.06
Expenses Paid per $1,000*	$0.50	$1.00	$1.76
	Class A	Class B	Class C
Annualized Expense Ratios*	0.10%	0.20%	0.35%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	13.4%
AA	2.2%
A	3.3%
A-1	78.8%
Subtotal	97.7%
Repurchase Agreement	2.3%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

August 2, 2006

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio, the annualized current yields for the seven day period ended June 30, 2006 were 4.94%, 4.85% and 4.69% for the Portfolio's Class A, Class B and Class C Shares, respectively.1 The Portfolio's average weighted maturity as of June 30, 2006 was 46 days, compared with 49 days on December 31, 2005.

Market Overview: Rates continue to rise

The period was modestly negative for the bond market overall, but positive for shorter-maturity fixed-income securities in terms of total return and beneficial to money market instruments as yields rose. As in 2005, the market continued to be affected by the Federal Reserve's campaign to raise interest rates in small but steady increments. The federal funds rate rose to 5.25% by the end of June 2006, up from 4.25% at the start of 2006 and 1.00% in June 2004.

The economy continued its growth trajectory despite the increase in interest rates, along with persistently high energy costs. First quarter 2006 Gross Domestic Product rose at its highest quarterly rate in more than two years. Inflation, though, began to trend beyond the upper range of the Federal Reserve's informal 1% to 2% "comfort zone," as measured by personal consumption expenditures. Bonds (and stocks) nonetheless ended the period on a positive note, after the Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near.

Outlook: Still cautious on rates, but seeing opportunities

Going forward, we expect to maintain a generally conservative approach with regard to interest rates, keeping the Portfolio's average maturity short relative to the market. This reflects our view that the Federal Reserve may continue to raise rates in its efforts to contain inflation, with the federal funds rate rising to perhaps 5.75% by the end of 2006 and possibly higher in 2007. We continue to monitor monetary and inflation trends closely, and will tactically adjust the Portfolio with the goal of erring on the side of caution.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Average Annual Returns as of June 30, 2006[1]
	1 Year	Since Inception	Inception Date
Class A	4.04%	2.10%	1/25/02
Class B	3.94%	2.00%	1/25/02
Class C	3.78%	1.84%	1/25/02
7-Day Annualized Current Yields as of June 30, 2006[1]
Class A	4.94%
Class B	4.85%
Class C	4.69%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 1/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/06	$1,022.40	$1,021.90	$1,021.20
Expenses Paid per $1,000*	$1.00	$1.50	$2.26
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/06	$1,023.80	$1,023.31	$1,022.56
Expenses Paid per $1,000*	$1.00	$1.51	$2.26
	Class A	Class B	Class C
Annualized Expense Ratios*	0.20%	0.30%	0.45%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	48.5%
Repurchase Agreement	51.5%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (74.2%)
ASSET BACKED	(64.6%)
	$77,781	Altius I Funding Corp.	(A-1+ , P-1)	07/05/06	5.404	$77,734,331
	50,000	Altius I Funding Corp.	(A-1+ , P-1)	07/12/06	5.192	49,921,014
	100,000	Altius I Funding Corp.	(A-1+ , P-1)	07/12/06	5.353	99,836,833
	100,000	Atlas Capital Funding Corp.##	(A-1+ , P-1)	01/25/07	5.061	99,980,250
	50,000	Atlas Capital Funding Corp.##	(A-1+ , P-1)	02/16/07	5.061	49,989,358
	50,000	Beethoven Funding Corp.	(A-1 , P-1)	07/06/06	5.326	49,963,056
	98,400	Beethoven Funding Corp.	(A-1 , P-1)	07/11/06	5.329	98,254,587
	100,000	Beethoven Funding Corp.	(A-1 , P-1)	07/17/06	5.205	99,769,778
	80,000	Broadhollow Funding LLC	(A-1+ , P-1)	07/05/06	5.384	79,952,178
	50,000	Buckingham CDO II LLC	(A-1+ , P-1)	07/07/06	5.172	49,957,083
	100,000	Buckingham CDO II LLC	(A-1+ , P-1)	07/21/06	5.352	99,703,889
	50,000	Davis Square Funding III Corp.	(A-1+ , P-1)	07/10/06	5.378	49,932,875
	32,300	Davis Square Funding III Corp.	(A-1+ , P-1)	07/17/06	5.274	32,224,633
	50,000	Davis Square Funding V Corp.	(A-1+ , P-1)	07/05/06	5.336	49,970,389
	50,000	Davis Square Funding V Corp.	(A-1+ , P-1)	07/17/06	5.225	49,884,444
	50,000	Golden Fish LLC	(A-1 , P-1)	07/11/06	5.184	49,928,333
	45,742	Golden Fish LLC	(A-1 , P-1)	07/14/06	5.203	45,656,437
	10,245	Golden Fish LLC	(A-1 , P-1)	07/18/06	5.064	10,220,810
	100,000	Harwood Street Funding LLC	(A-1+ , P-1)	07/03/06	5.114	99,971,722
	90,000	Harwood Street Funding LLC	(A-1+ , P-1)	07/05/06	5.350	89,946,500
	100,000	Harwood Street Funding LLC	(A-1+ , P-1)	07/05/06	5.360	99,940,445
	50,000	KKR Pacific Funding Trust	(A-1+ , P-1)	07/06/06	5.132	49,964,514
	40,000	KKR Pacific Funding Trust	(A-1+ , P-1)	07/07/06	5.152	39,965,800
	100,000	KKR Pacific Funding Trust	(A-1+ , P-1)	07/25/06	5.363	99,644,000
	150,000	Liberty Harbour CDO, Inc.	(A-1+ , P-1)	07/05/06	5.150	149,914,500
	140,000	Main Street Warehouse LLC	(A-1+ , P-1)	07/07/06	5.321	139,876,100
	50,000	Mica Funding LLC	(A-1 , P-1)	07/05/06	5.131	49,971,611
	50,000	Mica Funding LLC	(A-1 , P-1)	07/06/06	5.326	49,963,056
	100,000	Mica Funding LLC	(A-1 , P-1)	07/17/06	5.169	99,771,556
	19,500	Mica Funding LLC	(A-1 , P-1)	07/19/06	5.283	19,448,715
	26,000	Park Granada LLC	(A-1+ , P-1)	07/21/06	5.148	25,926,189
	39,899	Stanfield Victoria Finance, Ltd.	(A-1+ , P-1)	07/06/06	5.345	39,869,408
	92,000	Tango Finance Corp.	(A-1+ , P-1)	07/03/06	5.312	91,972,860
	100,000	Tango Finance Corp.	(A-1+ , P-1)	07/11/06	5.320	99,852,500
	50,000	Thornburg Mortgage Capital Resources LLC	(A-1+ , A1)	07/06/06	5.151	49,964,375
	50,000	Thornburg Mortgage Capital Resources LLC	(A-1+ , A1)	07/07/06	5.154	49,957,250
	30,000	Thornburg Mortgage Capital Resources LLC	(A-1+ , A1)	07/10/06	5.173	29,961,375
	50,000	Thornburg Mortgage Capital Resources LLC	(A-1+ , A1)	07/21/06	5.360	49,851,667
	49,030	Thornburg Mortgage Capital Resources LLC	(A-1+ , A1)	07/28/06	5.373	48,833,267
	10,003	Whistlejacket Capital, Ltd.##	(A-1+ , P-1)	11/27/06	5.278	10,000,763
	75,000	Witherspoon CDO Funding Corp.	(A-1+ , P-1)	09/15/06	5.091	75,000,000
	40,000	Witherspoon CDO Funding Corp.##	(A-1+ , P-1)	09/15/06	5.209	40,000,000
	TOTAL ASSET BACKED (Cost $2,742,448,451)					2,742,448,451

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER
BANKING (9.6%)
$141,000	National Australia Bank, Ltd.	(A-1+ , P-1)	07/03/06	5.313	$141,000,000
200,000	National City Bank	(A-1+ , P-1)	07/03/06	5.190	200,000,000
68,859	Wells Fargo & Co.	(A-1+ , P-1)	07/03/06	5.188	68,859,000
TOTAL BANKING (Cost $409,859,000)					409,859,000
TOTAL COMMERCIAL PAPER (Cost $3,152,307,451)					3,152,307,451
CERTIFICATES OF DEPOSIT (4.7%)
Banking (3.8%)
20,000	Barclays Bank PLC	(A-1+ , P-1)	02/13/07	5.010	20,000,000
50,000	Barclays Bank PLC	(A-1+ , P-1)	06/04/07	5.440	50,000,000
50,000	Barclays Bank PLC	(A-1+ , P-1)	06/11/07	5.440	50,000,000
40,000	Mercantile-Safe Deposit & Trust Co.##	(AA- , Aa2)	05/22/07	5.254	39,989,084
					159,989,084
Finance (0.9%)
15,000	Depfa Bank PLC	(A-1+ , P-1)	08/04/06	4.160	14,992,364
25,000	HBOS Treasury Services PLC	(A-1+ , P-1)	12/27/06	4.800	25,000,000
					39,992,364
TOTAL CERTIFICATES OF DEPOSIT (Cost $199,981,448)					199,981,448
VARIABLE RATE CORPORATE OBLIGATIONS (19.4%)
Asset Backed (2.0%)
35,000	Newcastle CDO, Ltd., Series 2005-6A, Class IM2##	(AAA , Aaa)	01/24/07	5.323	34,994,044
50,000	Newcastle CDO, Ltd., Series 2005-6A, Class lM1##	(AAA , Aaa)	04/24/07	5.340	49,983,681
					84,977,725
Banking (1.2%)
40,000	Intesa Bank Ireland PLC Series BKNT, Bank Guaranteed Notes##	(A+ , Aa3)	08/24/07	5.335	40,000,000
10,000	Unicredito Italiano Bank (Ireland) PLC##	(A+ , A1)	03/09/07	5.160	10,000,000
					50,000,000
Finance (14.9%)
15,000	Allstate Life Global Funding##	(AA , Aa2)	08/27/07	5.325	15,000,000
17,000	Allstate Life Global Funding Series MTN##	(AA , Aa2)	09/22/06	5.447	17,000,272
23,000	Bank of America N.A. Series BKNT, Notes##	(AA , Aa1)	11/07/06	5.060	23,000,000
50,000	CC USA, Inc. Series MTN, Notes	(AAA , Aaa)	06/18/07	5.520	50,000,000
100,000	Cheyne Finance LLC Series MTN, Notes##	(AAA , Aaa)	06/15/07	5.115	99,976,096
85,000	Cheyne Finance LLC Series MTN1, Notes##	(AAA , Aaa)	10/16/06	5.169	84,990,441
29,200	CIT Group, Inc. Series MTN, Global Senior Notes##	(A , A2)	08/31/06	5.377	29,206,833
30,000	Five Finance, Inc. Series MTN, Company Guaranteed Notes##	(AAA , Aaa)	09/15/06	5.149	29,998,695
12,000	Goldman Sachs Group, Inc. Series MTNB, Notes##	(A+ , Aa3)	08/01/06	5.149	12,000,906

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
VARIABLE RATE CORPORATE OBLIGATIONS
Finance
$25,000	Goldman Sachs Group, Inc., Promissory Note‡##	(A+ , Aa3)	12/08/06	5.290	$25,000,000
6,000	Sigma Finance, Inc. Series MTN	(AAA , Aaa)	11/09/06	4.745	6,000,000
30,000	Sigma Finance, Inc. Series MTN1, Company Guaranteed Notes##	(AAA , Aaa)	03/23/07	5.397	30,000,000
15,000	Stanfield Victoria LLC Series MTN, Notes##	(AAA , Aaa)	06/25/07	5.110	14,997,031
100,000	Stanfield Victoria LLC Series MTN1, Notes##	(AAA , Aaa)	05/17/07	5.131	99,982,561
25,000	Union Hamilton Special Funding LLC Series MTN, Notes##	(A+ , Aa3)	12/21/06	5.424	25,000,000
70,000	White Pine Finance LLC Series MTN1, Company Guaranteed Notes##	(AAA , Aaa)	04/20/07	5.040	69,969,824
					632,122,659
Mortgage Backed Securities (1.3%)
20,000	Paragon Mortgages PLC, Series 11A, Class A1##	(A-1+ , P-1)	07/17/06	5.189	20,000,000
35,000	Wind Master Trust Notes, Series 2006-I3, Class A1##	(A-1+ , P-1)	08/25/06	5.323	35,000,000
					55,000,000
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $822,100,384)					822,100,384
REPURCHASE AGREEMENT (2.3%)
96,650	Goldman Sachs Tri Party Repo (Agreement dated 6/30/06, to be repurchased at $96,650,735, collateralized by $71,281,000 Fannie Mae Note 6.00% due 5/15/08 and $26,516,000 Fannie Mae Note 3.88% due 7/15/08. Market Value of collateral is $98,583,749) (Cost $96,650,000)	(A-1+ , P-1)	07/03/06	5.230	96,650,000
TOTAL INVESTMENTS AT VALUE (100.6%) (Cost $4,271,039,283)					4,271,039,283
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)					(25,920,935)
NET ASSETS (100.0%)					$4,245,118,348

Average Weighted Maturity — 28 days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTN1 = Medium Term Note, Series 1

MTNB = Medium Term Note, Series B

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

##  The interest rate is as of June 30, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $25,000,000 or 0.6% of net assets.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (48.5%)
$3,000	Fannie Mae Discount Notes##	(AAA , Aaa)	09/07/06	5.111	$2,999,617
3,000	Fannie Mae Discount Notes##	(AAA , Aaa)	09/21/06	5.299	2,999,602
1,000	Fannie Mae Discount Notes	(AAA , Aaa)	12/01/06	5.281	981,028
3,000	Fannie Mae Discount Notes##	(AAA , Aaa)	12/22/06	5.307	2,999,497
2,000	Fannie Mae Discount Notes	(AAA , Aaa)	02/23/07	5.297	1,934,693
6,000	Federal Farm Credit Bank##	(AAA , Aaa)	07/25/06	5.203	6,000,000
3,000	Federal Home Loan Bank##	(AAA , Aaa)	12/13/06	5.190	2,999,709
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	07/18/06	5.135	1,995,656
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	07/25/06	5.161	1,993,973
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	09/12/06	5.230	1,980,014
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	10/31/06	5.344	1,966,145
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	01/09/07	5.281	1,946,592
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	02/06/07	5.297	1,942,983
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $32,739,509)					32,739,509
REPURCHASE AGREEMENT (51.4%)
34,722	Goldman Sachs Tri Party Repo (Agreement dated 6/30/06, to be repurchased at $34,722,969, collateralized by $35,524,000 Federal Home Loan Discount Note due 7/21/06. Market Value of collateral is $35,417,428) (Cost $34,722,000)	(A-1+ , P-1)	07/03/06	5.230	34,722,000
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $67,461,509)					67,461,509
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					37,730
NET ASSETS (100.0%)					$67,499,239

Average Weighted Maturity — 46 days (unaudited)

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

##  The interest rate is as of June 30, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	Prime Portfolio	Government Portfolio
Assets
Investments at value (Cost $4,174,389,283, and $32,739,509, respectively) (Note 2)	$4,174,389,283	$32,739,509
Repurchase agreement at value (Cost $96,650,000, and $34,722,000, respectively) (Note 2)	96,650,000	34,722,000
Cash	947	982
Receivable for portfolio shares sold	13,334,418	—
Interest receivable	5,388,725	36,651
Receivable from investment adviser (Note 3)	323,843	3,892
Prepaid expenses	185,311	29,591
Total Assets	4,290,272,527	67,532,625
Liabilities
Administrative services fee payable (Note 3)	303,988	8,882
Distribution fee payable (Note 3)	32,562	3,563
Payable for investments purchased	40,000,000	—
Dividend payable	4,264,379	614
Payable for portfolio shares redeemed	57,271	—
Other accrued expenses payable	495,979	20,327
Total Liabilities	45,154,179	33,386
Net Assets
Capital stock, $0.001 par value (Note 4)	4,245,203	67,500
Paid-in capital (Note 4)	4,240,957,411	67,432,350
Accumulated net realized loss on investments	(84,266)	(611)
Net Assets	$4,245,118,348	$67,499,239
A Shares
Net assets	$3,981,851,650	$38,188,751
Shares outstanding	3,981,978,767	38,188,974
Net asset value, offering price, and redemption price per share	$1.00	$1.00
B Shares
Net assets	$176,816,774	$22,437,117
Shares outstanding	176,776,288	22,437,897
Net asset value, offering price, and redemption price per share	$1.00	$1.00
C Shares
Net assets	$86,449,924	$6,873,371
Shares outstanding	86,447,558	6,873,008
Net asset value, offering price, and redemption price per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Operations

For the Six Months Ended June 30, 2006 (unaudited)

	Prime Portfolio	Government Portfolio
Interest Income (Note 2)	$49,637,922	$1,391,870
Expenses
Investment advisory fees (Note 3)	2,014,435	58,597
Administrative services fees (Note 3)	573,411	21,208
Distribution fees (Note 3)
Class B	104,694	11,431
Class C	99,936	9,903
Registration fees	479,998	25,779
Audit and tax fees	40,553	9,655
Custodian fees	40,527	3,887
Insurance expense	25,569	1,973
Legal fees	12,964	12,482
Printing fees (Note 3)	10,052	8,267
Directors' fees	5,775	5,734
Transfer agent fees	4,925	679
Miscellaneous expense	9,336	3,754
Total expenses	3,422,175	173,349
Less: fees waived and expenses reimbursed (Note 3)	(2,210,327)	(93,419)
Net expenses	1,211,848	79,930
Net investment income	48,426,074	1,311,940
Net Realized Gain from Investments	3,728	—
Net increase in net assets resulting from operations	$48,429,802	$1,311,940

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Changes in Net Assets

	Prime Portfolio		Government Portfolio
	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$48,426,074	$19,651,519	$1,311,940	$2,231,191
Net realized gain (loss) from investments	3,728	(43,565)	—	(611)
Net increase in net assets resulting from operations	48,429,802	19,607,954	1,311,940	2,230,580
From Dividends
Dividends from net investment income
Class A shares	(41,837,767)	(10,343,692)	(643,777)	(751,718)
Class B shares	(4,803,558)	(7,186,071)	(501,254)	(1,243,093)
Class C shares	(1,784,749)	(2,121,756)	(166,909)	(248,687)
Net decrease in net assets from dividends	(48,426,074)	(19,651,519)	(1,311,940)	(2,243,498)
From Capital Share Transactions (Note 3)
Proceeds from sale of shares	11,431,506,823	4,249,046,857	172,461,301	169,197,797
Reinvestment of dividends	32,706,293	13,747,343	1,304,857	2,230,195
Net asset value of shares redeemed	(8,286,114,755)	(3,828,640,957)	(149,742,632)	(244,195,634)
Net increase (decrease) in net assets from capital share transactions	3,178,098,361	434,153,243	24,023,526	(72,767,642)
Net increase (decrease) in net assets	3,178,102,089	434,109,678	24,023,526	(72,780,560)
Net Assets
Beginning of period	1,067,016,259	632,906,581	43,475,713	116,256,273
End of period	$4,245,118,348	$1,067,016,259	$67,499,239	$43,475,713

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0233	0.0311	0.0122	0.0105	0.0162	0.0016
LESS DIVIDENDS
Dividends from net investment income	(0.0233)	(0.0311)	(0.0122)	(0.0105)	(0.0162)	(0.0016)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.36%	3.15%	1.22%	1.06%	1.63%	0.16%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,981,852	$729,578	$228,764	$184,178	$213,837	$169,164
Ratio of expenses to average net assets	0.10%[3]	0.13%	0.20%	0.20%	0.18%	0.20%[3]
Ratio of net investment income to average net assets	4.85%[3]	3.32%	1.27%	1.07%	1.62%	1.71%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	0.18%	0.11%	0.10%	0.17%	0.55%[3]

1  For the period November 28, 2001 (inception date) through December 31, 2001.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0228	0.0301	0.0112	0.0095	0.0152	0.0015
LESS DIVIDENDS
Dividends from net investment income	(0.0228)	(0.0301)	(0.0112)	(0.0095)	(0.0152)	(0.0015)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.31%	3.05%	1.12%	0.95%	1.53%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$176,817	$261,970	$330,167	$344,396	$537,501	$33
Ratio of expenses to average net assets	0.20%[3]	0.23%	0.30%	0.30%	0.28%	0.30%[3]
Ratio of net investment income to average net assets	4.75%[3]	3.22%	1.17%	0.97%	1.52%	1.61%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	0.18%	0.11%	0.10%	0.12%	0.55%[3]

1  For the period November 28, 2001 (inception date) through December 31, 2001.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0221	0.0286	0.0097	0.0080	0.0137	0.0014
LESS DIVIDENDS
Dividends from net investment income	(0.0221)	(0.0286)	(0.0097)	(0.0080)	(0.0137)	(0.0014)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.23%	2.90%	0.97%	0.80%	1.38%	0.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$86,450	$75,468	$73,975	$93,410	$100,022	$33
Ratio of expenses to average net assets	0.35%[3]	0.38%	0.45%	0.45%	0.43%	0.45%[3]
Ratio of net investment income to average net assets	4.60%[3]	3.07%	1.02%	0.82%	1.37%	1.46%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	0.18%	0.11%	0.10%	0.12%	0.55%[3]

1  For the period November 28, 2001 (inception date) through December 31, 2001.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0222	0.0294	0.0119	0.0107	0.0178
LESS DIVIDENDS
Dividends from net investment income	(0.0222)	(0.0294)	(0.0119)	(0.0107)	(0.0178)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.24%	2.98%	1.20%	1.07%	1.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$38,189	$11,406	$30,073	$42,619	$82,938
Ratio of expenses to average net assets	0.20%[3]	0.20%	0.20%	0.20%	0.18%[3]
Ratio of net investment income to average net assets	4.63%[3]	2.88%	1.13%	1.06%	1.55%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.28%[3]	0.27%	0.18%	0.18%	0.31%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0217	0.0284	0.0110	0.0097	0.0169
LESS DIVIDENDS
Dividends from net investment income	(0.0217)	(0.0284)	(0.0110)	(0.0097)	(0.0169)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.19%	2.88%	1.10%	0.97%	1.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$22,437	$23,497	$73,289	$92,476	$75,169
Ratio of expenses to average net assets	0.30%[3]	0.30%	0.30%	0.30%	0.28%[3]
Ratio of net investment income to average net assets	4.53%[3]	2.78%	1.03%	0.96%	1.46%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.28%[3]	0.27%	0.18%	0.18%	0.16%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0210	0.0269	0.0095	0.0082	0.0155
LESS DIVIDENDS
Dividends from net investment income	(0.0210)	(0.0269)	(0.0095)	(0.0082)	(0.0155)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.12%	2.73%	0.95%	0.82%	1.56%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,873	$8,573	$12,894	$22,874	$22,578
Ratio of expenses to average net assets	0.45%[3]	0.45%	0.45%	0.45%	0.42%[3]
Ratio of net investment income to average net assets	4.38%[3]	2.63%	0.88%	0.81%	1.31%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.28%[3]	0.27%	0.18%	0.18%	0.15%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio may close early on a business day if the New York Stock Exchange closes early or the Bond Market Association recommends that the primary markets for the portfolios securities close early. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) REPURCHASE AGREEMENTS — Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as investment adviser for the Portfolios. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the six months ended June 30, 2006, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Portfolio	Gross Advisory	Waiver	Net Advisory Fee	Expense Reimbursement
Prime Portfolio	$2,014,435	$(2,014,435)	$—	$(195,892)
Government Portfolio	58,597	(58,597)	—	(34,822)

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB"), serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon the relative average net assets of each fund/portfolio subject to an annual minimum fee. For the six months ended June 30, 2006, administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Portfolio	Administrative Services Fee
Prime Portfolio	$573,411
Government Portfolio	21,208

Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to distribution plans adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is currently calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio, and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid for its services to the Portfolios as follows:

Portfolio	Amount
Prime Portfolio	$174
Government Portfolio	174

Note 4. Capital Share Transactions

The Fund is authorized to issue twenty five billion full and fractional shares of capital stock, $.001 par value per share, of which twenty one billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

	Prime Portfolio
	Class A
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	10,972,549,323	$10,972,549,323	3,532,241,904	$3,532,241,904
Shares issued in reinvestment of dividends	26,119,528	26,119,528	4,442,044	4,442,044
Shares redeemed	(7,746,397,895)	(7,746,397,895)	(3,035,766,473)	(3,035,766,473)
Net increase	3,252,270,956	$3,252,270,956	500,917,475	$500,917,475
	Prime Portfolio
	Class B
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	383,864,901	$383,864,901	588,694,033	$588,694,033
Shares issued in reinvestment of dividends	4,802,784	4,802,784	7,184,800	7,184,800
Shares redeemed	(473,821,896)	(473,821,896)	(664,128,913)	(664,128,913)
Net decrease	(85,154,211)	$(85,154,211)	(68,250,080)	$(68,250,080)
	Prime Portfolio
	Class C
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	75,092,599	$75,092,599	128,110,920	$128,110,920
Shares issued in reinvestment of dividends	1,783,981	1,783,981	2,120,499	2,120,499
Shares redeemed	(65,894,964)	(65,894,964)	(128,745,571)	(128,745,571)
Net increase	10,981,616	$10,981,616	1,485,848	$1,485,848

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 4. Capital Share Transactions

	Government Portfolio
	Class A
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	99,610,516	$99,610,516	49,827,130	$49,827,130
Shares issued in reinvestment of dividends	639,127	639,127	740,786	740,786
Shares redeemed	(73,466,589)	(73,466,589)	(69,230,973)	(69,230,973)
Net increase (decrease)	26,783,054	$26,783,054	(18,663,057)	$(18,663,057)
	Government Portfolio
	Class B
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	55,434,572	$55,434,572	88,385,404	$88,385,404
Shares issued in reinvestment of dividends	499,649	499,649	1,241,650	1,241,650
Shares redeemed	(56,994,374)	(56,994,374)	(139,411,716)	(139,411,716)
Net decrease	(1,060,153)	$(1,060,153)	(49,784,662)	$(49,784,662)
	Government Portfolio
	Class C
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	17,416,213	$17,416,213	30,985,263	$30,985,263
Shares issued in reinvestment of dividends	166,081	166,081	247,759	247,759
Shares redeemed	(19,281,669)	(19,281,669)	(35,552,945)	(35,552,945)
Net decrease	(1,699,375)	$(1,699,375)	(4,319,923)	$(4,319,923)

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

Portfolio	Number of Shareholders	Approximate Percentage of Outstanding Shares
Prime Portfolio
Class A	4	56%
Class B	1	100%
Class C	1	100%
Government Portfolio
Class A	1	100%
Class B	1	100%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 5. Contingencies

In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Institutional Money Market Fund, Inc.

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Institutional Money Market Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolios' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTMM -SAR-0606

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940 (the “Act”)) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	September 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 5, 2006